Securities - Amortized Cost and Fair Value of Securities Available-for-Sale (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale, Amortized Cost	$ 74,579	$ 131,153	$ 52,414
Available-for-Sale, Gross Unrealized Gains	499	283	755
Available-for-Sale, Gross Unrealized Losses	(102)	(626)	(184)
Available-for-Sale, Fair Value	74,976	130,810	52,985
U.S. Government-Sponsored Entities [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale, Amortized Cost	4,745	17,090	10,546
Available-for-Sale, Gross Unrealized Gains		23	16
Available-for-Sale, Gross Unrealized Losses	(26)	(77)	(162)
Available-for-Sale, Fair Value	4,719	17,036	10,400
Residential Mortgage-Backed Securities (Issued by Government-Sponsored Entities) [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale, Amortized Cost	65,584	109,784	35,867
Available-for-Sale, Gross Unrealized Gains	466	234	680
Available-for-Sale, Gross Unrealized Losses	(57)	(497)	(18)
Available-for-Sale, Fair Value	65,993	109,521	36,529
Corporate [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale, Amortized Cost	3,000	3,000	3,000
Available-for-Sale, Gross Unrealized Gains			11
Available-for-Sale, Gross Unrealized Losses	(19)	(46)
Available-for-Sale, Fair Value	2,981	2,954	3,011
Small Business Administration Loan Pools [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale, Amortized Cost	249	275	332
Available-for-Sale, Gross Unrealized Gains	22	22	24
Available-for-Sale, Fair Value	271	297	356
State and Political Subdivisions [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale, Amortized Cost	501	504	2,169
Available-for-Sale, Gross Unrealized Gains	7	4	24
Available-for-Sale, Fair Value	508	508	2,193
Equity Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale, Amortized Cost	500	500	500
Available-for-Sale, Gross Unrealized Gains	4
Available-for-Sale, Gross Unrealized Losses		(6)	(4)
Available-for-Sale, Fair Value	$ 504	$ 494	$ 496